UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 28, 2021

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stimulus, Vaccines Sparked Optimism, Higher Yields

Investor sentiment generally remained upbeat during the period, despite periodic upswings in virus cases, lockdowns in some states and uncertainty surrounding the U.S. political climate. Ongoing support from the Federal Reserve and U.S. government helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the risk-on rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and boosted the likelihood of additional federal aid, including support for states, and higher taxes—policies generally supportive of municipal bonds (munis).

The ongoing economic gains combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. Muni yields also rose but at a slower pace than comparable-maturity Treasuries. Against this backdrop, munis delivered modest gains for the six-month period and significantly outperformed Treasuries, which declined. Returns for California munis were up slightly but underperformed national munis. Overall, riskier assets significantly outperformed, and high-yield munis delivered much stronger returns than their investment-grade counterparts.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2021
Portfolio at a Glance
Weighted Average Life to Maturity	18.9 years
Average Duration (modified)	5.3 years

Top Five Sectors	% of fund investments
Special Tax	38%
Hospital	15%
Charter School	8%
Tobacco Settlement	7%
Student Housing	4%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,029.20	$2.47	0.49%
I Class	$1,000	$1,029.30	$1.46	0.29%
Y Class	$1,000	$1,029.50	$1.31	0.26%
A Class	$1,000	$1,028.00	$3.72	0.74%
C Class	$1,000	$1,024.20	$7.48	1.49%
Hypothetical
Investor Class	$1,000	$1,022.37	$2.46	0.49%
I Class	$1,000	$1,023.36	$1.45	0.29%
Y Class	$1,000	$1,023.51	$1.30	0.26%
A Class	$1,000	$1,021.13	$3.71	0.74%
C Class	$1,000	$1,017.41	$7.45	1.49%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

FEBRUARY 28, 2021 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
California — 98.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,591,136
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,103,100
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,382,438
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,211,060
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,220,220
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,670,950
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,008,150
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,373,563
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,819,348
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,643,454
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,221,496
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,860,418
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,626,915
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,416,032
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,778,010
California Community Housing Agency Rev., 5.00%, 8/1/49(1)	11,000,000	12,458,710
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	855,645
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	650,000	781,794
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	3,777,505
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	2,000,000	382,420
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(1)	500,000	548,180
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(1)	500,000	542,825
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(1)	350,000	378,326
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	1,700,000	2,034,016
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	6,020,000	6,833,543
California Housing Finance Rev., 4.00%, 3/20/33	20,136,950	22,614,198
California Housing Finance Rev., 4.25%, 1/15/35	3,253,712	3,733,570
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,488,700
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,055,263
6

	Principal Amount	Value
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	$1,750,000	$1,879,115
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	2,000,000	2,215,640
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	384,343
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.02%, 3/1/21	1,925,000	1,925,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,706,170
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	7,795,316
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	6,392,461
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	5,952,994
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	2,426,746
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	2,113,594
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,962,712
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	7,022,204
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	1,590,000	1,728,584
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,213,980
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,962,438
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,371,684
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,361,895
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	555,000	573,443
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,416,226
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	3,100,000	3,158,807
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,135,250
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,772,250
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,861,619
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,762,755
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,032,257
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,459,060
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,139,927
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,670,000	1,906,773
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,880,476
7

	Principal Amount	Value
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	$4,450,000	$4,810,806
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,124,990
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,152,600
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	588,545
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	381,010
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	542,420
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	323,763
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,807,296
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,697,664
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	2,287,086
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	5,667,222
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(1)	800,000	878,864
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	1,915,000	2,077,909
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(1)	1,805,000	1,954,075
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(1)	905,000	982,133
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,512,742
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,027,178
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,876,507
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,071,900
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,047,150
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,191,000
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	2,907,198
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	1,073,720
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,596,960
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(1)	2,500,000	2,936,075
California Public Finance Authority, 4.00%, 10/15/27(3)	400,000	463,860
California Public Finance Authority, 4.00%, 10/15/28(3)	365,000	426,612
California Public Finance Authority, 4.00%, 10/15/51(3)	685,000	813,561
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	4,096,200
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26(3)	200,000	229,164
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,949,645
8

	Principal Amount	Value
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	$4,000,000	$4,596,360
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,587,750
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(1)	985,000	1,147,535
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(1)	1,285,000	1,488,043
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(1)	795,000	916,818
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(1)	400,000	458,660
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(1)	500,000	571,510
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/36(1)	1,170,000	1,325,329
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(1)	1,000,000	1,125,740
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	1,300,000	1,451,710
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(1)	1,200,000	1,409,412
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(1)	4,165,000	4,866,386
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	2,006,874
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	3,433,579
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)	2,525,000	2,635,191
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)	1,500,000	1,619,010
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,612,920
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(1)	4,630,000	4,969,240
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(1)	2,000,000	2,141,580
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	1,325,000	1,483,099
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	474,518
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	2,278,962
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	2,161,100
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(1)	785,000	864,889
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(1)	770,000	843,735
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,322,609
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,826,095
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	4,163,900
9

	Principal Amount	Value
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(1)	$1,050,000	$1,159,085
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(1)	2,425,000	2,651,689
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	300,000	318,267
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	552,875
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,389,780
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(1)	1,000,000	1,222,050
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	768,488
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,839,618
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,403,340
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(1)	1,150,000	1,376,355
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	500,000	557,160
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	550,000	599,775
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	1,081,720
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	5,725,125
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,986,353
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	4,244,056
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(1)	320,000	322,349
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	500,000	544,420
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	955,617
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,086,220
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	403,553
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	2,251,494
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,488,714
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(1)	1,000,000	1,141,690
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(1)	1,870,000	2,094,998
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(1)	2,935,000	2,942,455
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,831,012
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,587,880
10

	Principal Amount	Value
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	$1,640,000	$1,834,389
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,099,300
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,619,004
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	8,001,490
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(1)	1,795,000	1,853,966
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,083,541
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(1)	895,000	910,528
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	2,630,000	2,839,401
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,581,928
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(1)	6,325,000	7,177,673
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,676,190
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,053,747
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	2,268,640
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,725,934
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,103,690
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22, Prerefunded at 100% of Par (GA: American Baptist Homes Foundation)(4)	1,200,000	1,289,856
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,635,608
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,568,900
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,772,090
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,613,357
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,363,400
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,661,693
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,132,170
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,905,139
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	11,019,096
11

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	$4,605,000	$5,072,638
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(1)	14,750,000	17,305,732
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,640,200
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,900,010
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	352,528
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	369,619
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	384,739
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,341,551
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,156,352
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,527,097
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	965,952
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,215,574
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	806,309
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,117,560
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,670,000	2,948,321
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,795,275
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,654,875
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,878,789
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,423,929
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	1,989,592
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,167,210
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,401,226
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,280,616
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	463,169
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	943,853
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	891,160
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,407,650
12

	Principal Amount	Value
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	$1,315,000	$1,478,849
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,551,010
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,248,350
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,450,480
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,667,022
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,441,216
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,869,450
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,708,475
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	1,069,090
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	672,820
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,123,790
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	648,918
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,551,094
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,752,291
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,139,920
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,691,175
CSCDA Community Improvement Authority Rev., 5.00%, 7/1/51(1)	8,250,000	9,658,110
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(1)	4,700,000	5,086,998
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,062,409
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,075,320
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,294,997
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/49	2,400,000	2,733,672
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	1,062,960
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	794,462
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,341,464
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,678,400
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,257,508
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,242,576
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,319,912
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,023,019
El Dorado County Special Tax, 5.00%, 9/1/27	1,050,000	1,284,423
El Dorado County Special Tax, 5.00%, 9/1/29	1,220,000	1,471,845
El Dorado County Special Tax, 5.00%, 9/1/30	1,320,000	1,584,119
El Dorado County Special Tax, 5.00%, 9/1/31	1,275,000	1,523,434
El Dorado County Special Tax, 5.00%, 9/1/32	1,350,000	1,602,355
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,338,988
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,489,143
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,151,188
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	515,808
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	822,186
13

	Principal Amount	Value
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	$1,300,000	$1,460,628
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,675,830
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,175,158
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,403,363
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,124,830
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,833,872
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	584,015
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(1)	780,000	934,658
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(1)	3,250,000	3,770,585
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,935,776
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,977,283
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,447,542
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,612,760
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	610,385
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	962,354
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,884,643
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,500,315
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,792,697
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,902,915
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,352,394
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	1,152,690
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,219,481
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,558,093
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,145,100
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	822,615
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	984,870
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	4,198,000	4,762,043
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,681,146
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	3,266,220
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,560,778
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	4,001,287
14

	Principal Amount	Value
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	$3,000,000	$3,338,520
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,209,180
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,125,390
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,736,620
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,711,350
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,176,380
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,209,830
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,626,840
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,282,800
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,344,800
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	4,300,000	4,448,264
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,119,410
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	45,000,000	9,879,300
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	5,335,000	6,003,262
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, (University of California Hastings College of the Law), 0.00%, 7/1/61(1)	14,365,000	7,592,908
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	391,507
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,329,992
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,182,960
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,966,317
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,156,320
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,576,550
Independent Cities Finance Authority Rev., (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,547,350
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,088,200
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,632,300
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,227,660
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,698,480
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,885,125
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,880,190
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	679,569
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	864,906
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	513,173
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	603,320
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,058,740
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,832,766
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,405,611
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,139,340
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,419,141
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,065,130
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22, Prerefunded at 101% of Par(4)	1,100,000	1,174,503
15

	Principal Amount	Value
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	$2,470,000	$2,780,602
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,074,034
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	572,750
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,154,441
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	645,054
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	963,324
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,364,225
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	866,807
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,243,687
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,783,400
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	550,710
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	614,237
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,552,681
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,778,689
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,651,710
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	330,000	335,254
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	8,768,620
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,334,650
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	5,877,850
Los Angeles Department of Water Rev., 5.00%, 7/1/33	825,000	1,085,667
Los Angeles Department of Water Rev., 5.00%, 7/1/34	1,500,000	1,960,245
Los Angeles Department of Water Rev., VRDN, 0.02%, 3/1/21 (SBBPA: TD Bank N.A.)	5,000,000	5,000,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Bank of America N.A.)	600,000	600,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Barclays Bank plc)(4)	2,000,000	2,000,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 3/1/21 (SBBPA: Bank of America N.A.)(4)	1,280,000	1,280,000
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,616,504
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	6,324,960
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	127,689
16

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	$215,000	$219,603
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	106,181
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	238,768
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	110,208
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	120,712
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	282,898
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	203,989
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	301,460
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	160,269
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	135,856
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	117,316
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	117,470
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	116,608
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	391,568
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	285,695
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	454,072
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	282,643
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,127,120
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,538,489
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,682,955
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,350,432
Metropolitan Water District of Southern California Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Bank of America N.A.)(4)	2,310,000	2,310,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	2,285,000	2,818,570
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,836,732
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,711,345
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	2,180,358
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,037,840
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	752,359
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	941,531
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,828,169
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,023,860
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,221,936
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,335,838
Northern Inyo County Local Hospital District, 0.00%, 11/1/34(2)	1,325,000	897,595
Northern Inyo County Local Hospital District, 0.00%, 11/1/36(2)	2,885,000	1,821,906
17

	Principal Amount	Value
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	$3,415,000	$3,474,967
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	470,317
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,342,619
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,689,735
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,109,050
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	553,180
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,498,286
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,139,380
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,210,146
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,071,090
Ontario Community Facilities District No. 40 Special Tax, 4.00%, 9/1/50	780,000	866,915
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	1,100,610
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,197,374
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,394,375
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,282,800
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,965,624
Orange County Community Facilities District Special Tax, 4.00%, 8/15/50	1,000,000	1,089,940
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,713,169
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,817,933
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,371,520
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,543,404
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,360,887
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,473,280
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,451,655
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,611,330
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,266,730
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,301,400
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,319,663
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,235,000
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,587,019
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,829,131
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,254,972
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,132,956
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,137,763
18

	Principal Amount	Value
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	$990,000	$1,129,154
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,413,050
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,485,148
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,246,960
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,335,257
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,093,429
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,382,988
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	785,475
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	462,927
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/46	225,000	241,567
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	596,690
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/50	200,000	214,358
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(2)	3,405,000	3,010,224
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,819,229
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,219,597
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,340,035
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,693,865
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,276,950
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,093,581
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,650,964
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,529,472
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,287,245
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,055,487
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	621,367
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,820,925
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	545,200
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	1,067,680
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,702,197
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,461,950
Riverside Sewer Rev., 5.00%, 8/1/31	5,000,000	5,902,600
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	385,063
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	452,570
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	951,475
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,731,648
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,994,559
19

	Principal Amount	Value
Romoland School District Special Tax, 5.00%, 9/1/35	$4,685,000	$5,278,589
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,250,784
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,447,975
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,826,120
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,417,300
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,677,635
Roseville Special Tax, 5.00%, 9/1/32(1)	1,265,000	1,485,047
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,914,571
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,347,011
Roseville Special Tax, 5.00%, 9/1/47(1)	6,500,000	7,392,970
Roseville Special Tax, 5.00%, 9/1/49	850,000	958,350
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,462,157
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	284,775
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,120,930
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	482,522
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	1,069,720
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	504,123
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	562,355
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	784,651
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	790,853
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,590,827
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	530,774
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,359,091
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	695,318
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,407,488
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,206,246
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,802,592
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,280,380
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,123,200
Sacramento Special Tax, 5.00%, 9/1/32(1)	300,000	338,103
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,154,391
Sacramento Special Tax, 5.00%, 9/1/44	500,000	564,525
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,534,602
Sacramento Special Tax, 5.00%, 9/1/47(1)	1,900,000	2,100,735
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,122,670
20

	Principal Amount	Value
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	$1,120,000	$1,292,458
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,294,272
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,613,505
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,200,290
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,394,242
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,608,399
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	786,436
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,730,759
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,645,896
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,466,320
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,239,235
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,815,030
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,317,640
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	750,106
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,065,160
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,472,419
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,350,192
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	11,566,311
San Clemente Special Tax, 5.00%, 9/1/46	7,560,000	8,396,136
San Diego Special Tax, 5.00%, 9/1/37	965,000	1,104,568
San Diego Association of Governments Rev., 5.00%, 11/15/24	12,000,000	13,498,800
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,000,238
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	627,291
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	861,858
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,343,026
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,332,750
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	555,020
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,691,137
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,803,668
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,439,600
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,052,857
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22(3)	4,500,000	4,691,430
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,616,669
San Diego County Water Authority Rev., 5.00%, 5/1/30	930,000	1,250,841
San Diego County Water Authority Rev., 5.00%, 5/1/31	1,050,000	1,434,227
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	824,475
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	5,500,000	1,580,535
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	871,229
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	279,818
21

	Principal Amount	Value
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	$1,080,000	$1,284,142
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,376,168
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	521,474
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,478,323
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	385,853
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,689,280
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(2)	3,090,000	2,897,555
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(2)	165,000	139,463
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(2)	16,000,000	12,692,480
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(2)	290,000	223,019
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,335,000	903,101
San Mateo Special Tax, 6.00%, 9/1/42	500,000	526,115
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,358,225
San Mateo County Transportation Authority Rev., VRDN, 0.01%, 3/1/21 (LOC: Bank of America N.A.)	400,000	400,000
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,302,756
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	2,100,000	2,233,980
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,586,880
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,450,000	1,572,931
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,388,671
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,390,279
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	32,000,000	13,741,120
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	3,690,240
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,551,900
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	5,025,392
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	1,800,000	1,670,328
State of California GO, 5.00%, 5/1/24	10,000,000	11,449,200
State of California GO, 5.00%, 10/1/25	7,000,000	8,405,950
State of California GO, 5.00%, 11/1/25	3,500,000	4,214,070
State of California GO, 5.00%, 8/1/26	3,000,000	3,684,870
State of California GO, 5.00%, 3/1/27	2,000,000	2,350,980
State of California GO, 5.00%, 11/1/47	8,375,000	10,195,976
State of California GO, (Kindergarten), VRDN, 0.01%, 3/1/21 (LOC: Citibank N.A.)	835,000	835,000
State of California GO, (Kindergarten), VRDN, 0.01%, 3/1/21 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
State of California GO, Series 2004 A-4, (Kindergarten), VRDN, 0.01%, 3/1/21 (LOC: Citibank N.A.)	600,000	600,000
State of California GO, VRDN, 0.01%, 3/1/21 (LOC: U.S. Bank N.A.)	300,000	300,000
22

	Principal Amount	Value
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	$1,115,000	$1,188,021
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,590,645
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,239,100
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,015,570
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,433,299
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,804,700
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,337,740
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,575,858
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,030,556
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,523,075
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,616,800
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	5,005,265
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,127,580
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,331,278
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,773,920
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	2,000,000	2,254,080
Tobacco Securitization Authority of Northern California Rev., Capital Appreciation, (Sacramento County Tobacco Securitization Corp.), 0.00%, Capital Appreciation, 6/1/60(2)	5,000,000	1,175,650
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	12,000,000	14,330,280
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)(4)	25,000,000	4,295,750
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,779,925
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,555,356
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,791,625
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,056,762
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	3,947,650
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	2,006,917
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,439,060
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	2,200,000	2,672,846
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,318,420
23

	Principal Amount	Value
University of California Rev., 5.00%, 5/15/33	$1,250,000	$1,650,925
University of California Rev., 5.00%, 5/15/34	6,000,000	7,892,520
University of California Rev., VRDN, 0.01%, 3/1/21	7,800,000	7,800,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,194,790
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,805,450
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,941,975
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	564,320
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	578,830
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	461,100
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	651,481
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,071,660
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	725,034
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	805,980
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,593,020
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,079,730
Washington Township Health Care District Rev., 5.00%, 7/1/29	680,000	844,281
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,738,226
Washington Township Health Care District Rev., 5.00%, 7/1/31	650,000	810,043
Washington Township Health Care District Rev., 4.00%, 7/1/35	300,000	336,465
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	800,000	826,056
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	3,900,000	4,013,724
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,892,035
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,517,427
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,616,560
Woodland Special Tax, 4.00%, 9/1/41	2,715,000	2,901,846
Woodland Special Tax, 4.00%, 9/1/45	2,720,000	2,878,821
		1,531,666,301
Guam — 1.0%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	885,301
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,242,524
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,816,006
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,586,891
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,360,870
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	2,108,732
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,745,490
		15,745,814
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $1,458,807,723)		1,547,412,115
OTHER ASSETS AND LIABILITIES — 0.7%		10,642,417
TOTAL NET ASSETS — 100.0%		$1,558,054,532

24

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $261,230,215, which represented 16.8% of total net assets. Of these securities, 0.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,458,807,723)	$1,547,412,115
Cash	75,286
Receivable for investments sold	385,900
Receivable for capital shares sold	799,734
Interest receivable	21,139,942
1,569,812,977

Liabilities
Payable for investments purchased	7,273,126
Payable for capital shares redeemed	3,491,765
Accrued management fees	499,455
Distribution and service fees payable	30,716
Dividends payable	463,383
11,758,445

Net Assets	$1,558,054,532

Net Assets Consist of:
Capital paid in	$1,475,428,412
Distributable earnings	82,626,120
$1,558,054,532

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$871,993,604	79,230,763	$11.01
I Class	$599,391,169	54,482,777	$11.00
Y Class	$57,939	5,266	$11.00
A Class	$63,166,692	5,739,429	$11.01*
C Class	$23,445,128	2,130,032	$11.01
*Maximum offering price $11.53 (net asset value divided by 0.955).

See Notes to Financial Statements.
26

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$26,791,491

Expenses:
Management fees	3,122,179
Distribution and service fees:
A Class	76,607
C Class	119,062
Trustees' fees and expenses	50,115
Other expenses	388
3,368,351

Net investment income (loss)	23,423,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	5,051,358
Change in net unrealized appreciation (depreciation) on investments	14,486,852

Net realized and unrealized gain (loss)	19,538,210

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,961,350

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2020
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020
Operations
Net investment income (loss)	$23,423,140	$47,608,012
Net realized gain (loss)	5,051,358	(8,133,701)
Change in net unrealized appreciation (depreciation)	14,486,852	(37,861,597)
Net increase (decrease) in net assets resulting from operations	42,961,350	1,612,714

Distributions to Shareholders
From earnings:
Investor Class	(13,163,879)	(29,049,363)
I Class	(9,154,387)	(15,832,125)
Y Class	(934)	(1,734)
A Class	(859,177)	(1,907,678)
C Class	(244,663)	(552,282)
Decrease in net assets from distributions	(23,423,040)	(47,343,182)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	76,803,383	28,062,935

Net increase (decrease) in net assets	96,341,693	(17,667,533)

Net Assets
Beginning of period	1,461,712,839	1,479,380,372
End of period	$1,558,054,532	$1,461,712,839

See Notes to Financial Statements.
28

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.
29

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

30

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $19,015,000 and $17,635,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2021 were $261,368,749 and $197,841,996, respectively.

31

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2021		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,813,671	$74,981,053	25,603,476	$278,828,888
Issued in reinvestment of distributions	1,057,582	11,625,981	2,389,037	25,920,745
Redeemed	(7,897,639)	(86,857,558)	(33,245,361)	(352,178,767)
	(26,386)	(250,524)	(5,252,848)	(47,429,134)
I Class
Sold	11,499,424	126,458,299	22,835,193	247,834,215
Issued in reinvestment of distributions	737,147	8,104,668	1,320,200	14,313,214
Redeemed	(5,486,459)	(60,451,634)	(16,574,719)	(176,358,923)
	6,750,112	74,111,333	7,580,674	85,788,506
Y Class
Sold	—	—	3,636	40,276
Issued in reinvestment of distributions	85	934	160	1,734
Redeemed	(15)	(162)	(31)	(331)
	70	772	3,765	41,679
A Class
Sold	670,258	7,348,066	1,114,369	12,121,880
Issued in reinvestment of distributions	59,509	654,256	117,445	1,273,126
Redeemed	(343,776)	(3,790,543)	(2,184,527)	(23,002,962)
	385,991	4,211,779	(952,713)	(9,607,956)
C Class
Sold	94,100	1,045,738	434,316	4,725,847
Issued in reinvestment of distributions	21,145	232,401	45,528	493,246
Redeemed	(230,617)	(2,548,116)	(553,602)	(5,949,253)
	(115,372)	(1,269,977)	(73,758)	(730,160)
Net increase (decrease)	6,994,415	$76,803,383	1,305,120	$28,062,935

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
32

7. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,458,807,723
Gross tax appreciation of investments	$91,197,459
Gross tax depreciation of investments	(2,593,067)
Net tax appreciation (depreciation) of investments	$88,604,392

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
As of August 31, 2020, the fund had accumulated short-term capital losses of $(11,030,737) which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

33

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.86	0.17	0.15	0.32	(0.17)	$11.01	2.92%	0.49%(4)	3.05%(4)	13%	$871,994
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
I Class
2021(3)	$10.86	0.18	0.14	0.32	(0.18)	$11.00	2.93%	0.29%(4)	3.25%(4)	13%	$599,391
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$10.86	0.18	0.14	0.32	(0.18)	$11.00	2.95%	0.26%(4)	3.28%(4)	13%	$58
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(5)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(6)	$5
A Class
2021(3)	$10.86	0.15	0.15	0.30	(0.15)	$11.01	2.80%	0.74%(4)	2.80%(4)	13%	$63,167
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
C Class
2021(3)	$10.86	0.11	0.15	0.26	(0.11)	$11.01	2.42%	1.49%(4)	2.05%(4)	13%	$23,445
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through August 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 2104

Semiannual Report

February 28, 2021

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stimulus, Vaccines Sparked Optimism, Higher Yields

Investor sentiment generally remained upbeat during the period, despite periodic upswings in virus cases, lockdowns in some states and uncertainty surrounding the U.S. political climate. Ongoing support from the Federal Reserve and U.S. government helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the risk-on rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and boosted the likelihood of additional federal aid, including support for states, and higher taxes—policies generally supportive of municipal bonds (munis).

The ongoing economic gains combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. Muni yields also rose but at a slower pace than comparable-maturity Treasuries. Against this backdrop, munis delivered modest gains for the six-month period and significantly outperformed Treasuries, which declined. Returns for California munis were up slightly but underperformed national munis. Overall, riskier assets significantly outperformed, and high-yield munis delivered much stronger returns than their investment-grade counterparts.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

FEBRUARY 28, 2021
Portfolio at a Glance
Weighted Average Life to Maturity	8.8 years
Average Duration (modified)	4.5 years

Top Five Sectors	% of fund investments
Special Tax	17%
Hospital	13%
Water & Sewer	9%
General Obligation (GO) - Local	8%
Pre-Refunded	6%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.5%
Other Assets and Liabilities	0.5%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.50	$2.29	0.46%
I Class	$1,000	$1,009.50	$1.30	0.26%
Y Class	$1,000	$1,009.60	$1.15	0.23%
A Class	$1,000	$1,006.40	$3.53	0.71%
C Class	$1,000	$1,003.50	$7.25	1.46%
Hypothetical
Investor Class	$1,000	$1,022.51	$2.31	0.46%
I Class	$1,000	$1,023.51	$1.30	0.26%
Y Class	$1,000	$1,023.65	$1.15	0.23%
A Class	$1,000	$1,021.27	$3.56	0.71%
C Class	$1,000	$1,017.56	$7.30	1.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

FEBRUARY 28, 2021 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,097,580
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,094,610
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/21, Prerefunded at 100% of Par(1)	3,500,000	3,584,385
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,592,216
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,266,497
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,718,472
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	600,250
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,070,750
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,437,880
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	4,127,165
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,529,890
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,173,700
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,434,148
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	791,900
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	9,185,610
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,794,800
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,004,250
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,292,844
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,451,017
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/25	1,000,000	1,122,540
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/28	1,100,000	1,221,583
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/29	1,250,000	1,384,063
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	3,306,476
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,187,183
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,181,616
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,068,429
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/34	1,360,000	1,498,394
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,137,770
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,493,983
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	4,886,294
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/39	1,550,000	1,697,963

	Principal Amount	Value
Apple Valley Public Financing Authority Tax Allocation, 4.00%, 6/1/31 (BAM)	$2,560,000	$3,079,654
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	559,067
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	872,499
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	511,475
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	864,381
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,075,844
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	7,185,000	7,565,949
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	1,500,000	1,579,530
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(1)	3,500,000	3,685,570
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,519,210
Bay Area Toll Authority Rev., VRN, 2.00%, 4/1/34	2,000,000	2,002,720
Bay Area Toll Authority Rev., VRN, 1.28%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,130,000
Bay Area Toll Authority Rev., VRN, 1.13%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,809,250
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	16,240,500
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,585,650
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,881,497
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	303,306
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	876,480
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,387,398
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,698,531
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	907,384
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	590,954
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	519,112
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	240,050
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	327,481
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	294,770
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	427,215
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	1,176,777
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	752,783
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,053,299
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,459,278
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	888,840
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	930,664

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	$300,000	$367,674
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	972,256
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	602,288
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	766,044
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	907,544
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(1)	385,000	395,830
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(1)	365,000	375,052
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(1)	1,875,000	2,257,556
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,732,065
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	1,979,087
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,248,400
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,424,748
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,696,239
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,615,630
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,199,160
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,210,084
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	475,092
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	914,480
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,299,740
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,552,428
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,674,647
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/35	3,100,000	3,655,675
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	785,000	910,851
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,352,448
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	582,345
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,219,942
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,165,059
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,709,090

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	$1,000,000	$1,082,630
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,013,700
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/21, Prerefunded at 100% of Par(1)	1,650,000	1,686,201
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,430,270
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	2,000,000	2,412,600
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	1,750,000	2,111,025
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	1,500,000	1,809,450
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,846,620
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,492,020
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,161,592
California Housing Finance Rev., 4.00%, 3/20/33	20,136,950	22,614,198
California Housing Finance Rev., 4.25%, 1/15/35	5,482,946	6,291,571
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,130,180
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,347,696
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,118,420
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,488,700
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,532,235
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.46%, (70% of the 1-month LIBOR plus 0.38%), 8/1/47	9,000,000	8,999,730
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	955,568
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,484,088
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,180,260
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	940,984
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	820,879
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	1,000,000	1,259,180
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,823,097
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,375,671
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,465,307
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,492,752

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.73%, (MUNIPSA plus 0.70%), 12/1/50	$2,500,000	$2,522,575
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,875,200
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,263,092
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)(3)	665,000	669,203
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,339,564
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	552,490
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,127,290
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	367,503
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	187,194
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	278,890
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	276,687
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	244,522
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	273,935
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	272,898
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	302,163
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	271,177
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	300,330
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	329,629
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	358,671
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,896,785
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,874,170
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,214,290
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.02%, 3/1/21 (GA: Chevron Corp.)	600,000	600,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.02%, 3/1/21	2,640,000	2,640,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,706,170
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,510,320
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	892,170
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,082,237
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,811,730

	Principal Amount	Value
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	$1,520,000	$1,789,359
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	510,129
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,302,709
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	902,436
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,854,221
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,914,591
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,379,822
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	554,035
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	112,936
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	214,642
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	114,970
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,736,566
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,041,540
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	562,640
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,222,663
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,186,750
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	623,802
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	835,614
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,286,893
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,129,970
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,900,534
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,168,671
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,290,960
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,609,248
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,568,319
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	274,506
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	290,998
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	652,686
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	337,455

	Principal Amount	Value
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	$740,000	$833,166
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,319,582
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,706,553
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,535,750
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,200,310
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,596,326
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,195,750
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,776,195
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,351,047
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,140,190
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,657,287
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,787,574
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,244,110
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,191,470
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,266,029
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	855,533
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,184,700
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,947,610
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,149,560
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,040,565
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,933,925
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,699,807
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,044,980
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,724,565
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,002,520
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,627,109
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	324,372
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,072,290
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	821,884

	Principal Amount	Value
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	$1,000,000	$1,205,350
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,227,050
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,241,520
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,696,764
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/23	875,000	953,794
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/25	500,000	571,580
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	583,105
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/29	500,000	648,300
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	798,943
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	811,359
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,596,513
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,700,411
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,136,570
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,191,000
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,444,278
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(3)	4,000,000	4,760,280
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/21(4)	210,000	214,122
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/22(4)	245,000	257,593
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23(4)	290,000	313,391
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24(4)	385,000	425,906
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25(4)	400,000	450,952
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26(4)	215,000	246,351
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	579,750
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,145,070
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,884,800
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,189,920
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,200,000	1,340,040
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	654,210
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	1,069,325

	Principal Amount	Value
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(3)	$100,000	$101,362
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(3)	165,000	172,880
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	190,860
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	179,536
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	172,779
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	176,637
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	191,906
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	230,928
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	544,420
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	419,307
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	743,512
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	694,226
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	570,845
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	290,000	322,268
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	800,488
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	770,784
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	829,945
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	882,796
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	938,679
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	999,732
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,054,787
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,011,820
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,073,290
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,103,400
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,113,040
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,087,886
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,777,150
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,568,900
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,268,375

	Principal Amount	Value
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	$5,000,000	$5,898,450
California State University Rev., 5.00%, 11/1/21	1,000,000	1,032,580
California State University Rev., 5.00%, 11/1/21, Prerefunded at 100% of Par(1)	3,700,000	3,820,287
California State University Rev., 5.00%, 11/1/28	2,000,000	2,498,240
California State University Rev., 5.00%, 11/1/28	500,000	653,045
California State University Rev., 5.00%, 11/1/29	1,000,000	1,243,980
California State University Rev., 5.00%, 11/1/29	500,000	663,665
California State University Rev., 5.00%, 11/1/30	3,000,000	3,714,270
California State University Rev., 5.00%, 11/1/30	600,000	793,074
California State University Rev., 5.00%, 11/1/31	2,900,000	3,576,860
California State University Rev., 5.00%, 11/1/31	390,000	512,117
California State University Rev., 5.00%, 11/1/32	1,750,000	2,020,900
California State University Rev., 4.00%, 11/1/34	10,000,000	11,397,500
California State University Rev., 5.00%, 11/1/36	5,105,000	6,091,643
California State University Rev., 4.00%, 11/1/38	2,865,000	3,240,974
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,306,120
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,438,887
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,653,815
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,216,460
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,300,039
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	906,320
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	876,750
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,205,050
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,910,719
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	908,742
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,099,161
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,520,112
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,211,910
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,783,747
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	834,584
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	5,145,000	6,177,241
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,099,820
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,089,210
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,125,080
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,231,633

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	$2,050,000	$2,415,638
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,464,738
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,203,260
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,261,652
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,613,717
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,015,070
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	503,638
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	318,087
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	658,050
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	329,025
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	850,170
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	904,888
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	350,199
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	389,591
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,114,962
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	786,800
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	812,805
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,562,679
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	748,397
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	234,224
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	314,680
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	169,180
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	145,320
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	202,257
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	185,000	186,843

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	$1,065,000	$1,134,534
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,800,512
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	5,975,000	7,849,835
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	1,840,000	1,848,961
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	3,174,270
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	431,194
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	538,736
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,908,500
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,181,960
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	7,359,105
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,191,590
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	608,305
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	812,153
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	536,630
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	743,200
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	859,981
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	827,848
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	589,695
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	588,290
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,396,760
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,166,426
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,418,374
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,520,270
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,204,880
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	718,464

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	$870,000	$1,033,430
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	5,018,565
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,754,427
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,502,220
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	905,000	920,050
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	785,000	889,162
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,579,398
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/40	1,080,000	1,169,435
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,600,410
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,287,820
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	265,510
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	235,660
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,341,904
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	907,934
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	3,125,000	3,486,031
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	1,220,000	1,360,947
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,450,480
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	773,206
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	549,600
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21	500,000	509,385
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	525,455
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	544,035
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,083,153
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 94-13), VRDN, 0.01%, 3/1/21 (LOC: State Street Bank & Trust Co.)	500,000	500,000
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,771,609
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	509,795
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	370,419
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	664,698
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	658,714
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	832,587
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,164,605

	Principal Amount	Value
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	$1,000,000	$1,232,720
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,532,062
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,221,270
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,270,040
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	684,856
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	263,356
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	289,228
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	315,931
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	303,136
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	341,277
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	565,790
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,509,327
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,435,499
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,128,577
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	217,498
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	403,163
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/24	4,140,000	4,762,822
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/31	7,360,000	8,712,621
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,303,480
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,293,350
East Side Union High School District GO, 5.00%, 8/1/21 (BAM)	1,600,000	1,632,160
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,498,896
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,200,000	1,402,524
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	1,009,243
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,847,001
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	553,348
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	657,478
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	846,143
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	622,421
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,237,783
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,026,824
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,106,610
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	276,340
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	612,964
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	751,577

	Principal Amount	Value
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	$2,100,000	$2,630,859
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,850,750
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	118,584
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	121,402
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	185,160
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	380,166
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	414,446
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,741,000	4,403,419
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	294,268
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	525,000	595,539
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,023,000	1,165,974
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	556,980
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	3,304,326
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,677,177
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,670,100
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,080,803
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	935,708
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	821,205
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,467,688
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,523,245
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,966,602
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,695,974
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,203,700
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,616,908
Fullerton Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/27 (BAM)	1,885,000	2,235,176
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	536,200
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	557,360
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,023,520
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,011,910
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,188,942
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,303,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,482,591
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,258,980
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,854,321
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,453,720
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,212,324
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,082,170

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	$12,515,000	$12,749,907
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(2)	3,000,000	2,890,200
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	839,610
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	7,680,000	8,767,181
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,120,342
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,163,850
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,160,350
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,157,330
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,725,045
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,222,775
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,361,361
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	563,886
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	511,920
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	668,924
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,264,600
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,387,001
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,910,610
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,208,916
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	368,379
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,097,350
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,763,445
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	585,315
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	406,236
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	284,472
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	601,750
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	599,130
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	357,570
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,016,116
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	591,640
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,841,490
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,927,680
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,857,780
Irvine Special Assessment, VRDN, 0.01%, 3/1/21 (LOC: State Street Bank & Trust Co.)	700,000	700,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,115,650
Irvine Ranch Water District Special Assessment, VRDN, 0.01%, 3/1/21 (LOC: U.S. Bank N.A.)	500,000	500,000
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,534,620
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,262,812
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,584,389
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	784,826
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	470,614
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	451,119
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,395,901
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,495,624
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	509,880

	Principal Amount	Value
Irvine Unified School District Special Tax, 4.00%, 9/1/35	$1,000,000	$1,171,520
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,657,290
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,538,935
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	658,059
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,572,721
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	788,546
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	693,400
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23 (BAM)	800,000	886,496
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	780,076
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24 (BAM)	785,000	899,061
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,143,630
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25 (BAM)	370,000	436,804
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,303,545
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,805,248
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/21(1)	315,000	318,062
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22(1)	225,000	237,996
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22, Prerefunded at 101% of Par(1)	635,000	678,009
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	498,954
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	710,316
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,581,306
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,333,939
Long Beach Harbor Rev., 4.00%, 7/15/21	1,000,000	1,014,210
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	707,441
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,551,120
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,732,545
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	916,232
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	683,646
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,490,030
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,779,165
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,165,400
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,509,824
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,600,414
Los Angeles Community College District GO, 4.00%, 8/1/37	3,000,000	3,432,300
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	11,418,500
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,195,000
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,045,840
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,172,240
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,203,710
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,249,072
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,777,230
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,510,144
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,648,336

	Principal Amount	Value
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	$1,250,000	$1,522,700
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,824,420
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	4,000,000	5,118,360
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,124,500
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,691,275
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,334,650
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,605,438
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,311,015
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,349,901
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,595,925
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,706,409
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,986,491
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,695,414
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,628,185
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,652,251
Los Angeles Department of Water Rev., VRDN, 0.02%, 3/1/21 (SBBPA: TD Bank N.A.)	4,000,000	4,000,000
Los Angeles Department of Water Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Citibank N.A.)(1)	1,500,000	1,500,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,825,000	1,940,194
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,815,162
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,062,980
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,469,065
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,227,770
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,170,701
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,524,430
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Bank of America N.A.)	8,800,000	8,800,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Barclays Bank plc)(1)	2,000,000	2,000,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 3/1/21 (SBBPA: Bank of America N.A.)	400,000	400,000
Los Angeles Department of Water & Power System Rev., VRDN, 0.01%, 3/4/21 (SBBPA: RBC Capital Markets)	3,100,000	3,100,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,804,176
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,138,054
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,048,360
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,762,250
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,222,189
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,094,400
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,072,400
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,000,000	3,686,880
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,207,805
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,891,515
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	9,050,026
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,539,120

	Principal Amount	Value
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	$1,425,000	$2,253,267
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,865,863
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	5,210,631
Metropolitan Water District of Southern California Rev., VRDN, 0.01%, 3/1/21 (SBBPA: Toronto-Dominion Bank)(1)	475,000	475,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 3/1/21 (SBBPA: PNC Bank N.A.)(1)	2,500,000	2,500,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 3/1/21 (SBBPA: PNC Bank N.A.)	3,150,000	3,150,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	3,136,310
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,851,768
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	1,810,000	2,232,653
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,779,956
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,489,897
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,546,400
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,523,688
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,783,413
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,566,437
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,146,790
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,077,770
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	898,418
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	750,000	846,023
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/32	750,000	844,770
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/33	750,000	844,020
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/34	1,000,000	1,124,690
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/35	1,750,000	1,967,630
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/36	1,500,000	1,685,535
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/37	2,085,000	2,341,518
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,224,228
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/22	5,745,000	6,031,273
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/33	2,850,000	3,157,173
Napa Valley Community College District GO, Capital Appreciation, VRN, 4.00%, 8/1/34	1,500,000	1,656,615
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,986,955
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	288,958
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,087,020
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,465,862
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,692,630

	Principal Amount	Value
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	$1,750,000	$1,963,080
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,119,860
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	14,644,231
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,860,215
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,125,680
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,197,200
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,191,660
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,206,634
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,138,863
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,219,371
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,653,831
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,211,584
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,378,188
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22(1)	410,000	428,487
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,383,730
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,549,170
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	767,956
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,371,439
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	289,819
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	314,502
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	64,615
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	346,141
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	364,042
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	379,834
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	252,828
Orange County Special Assessment, 3.00%, 9/2/25	285,000	316,322
Orange County Special Assessment, 5.00%, 9/2/26	600,000	741,642
Orange County Special Assessment, 5.00%, 9/2/28	600,000	780,312
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,106,674
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,688,809
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,186,000
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,218,400
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,036,832
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,356,880
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,600,952
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,989,884

	Principal Amount	Value
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	$975,000	$1,100,551
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,973,674
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	4,040,890
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,284,640
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,202,910
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,719,873
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,820,850
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,127,320
Oxnard Gas Tax Rev., 4.00%, 9/1/32 (AGM)	1,045,000	1,219,128
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(1)	3,750,000	4,478,512
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	418,894
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,553,877
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,449,911
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,427,710
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	823,484
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	754,910
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	563,065
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	866,102
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,687,880
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,086,067
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,587,257
Palomar Health GO, Capital Appreciation, VRN, 7.00%, 8/1/38 (AGC)	3,330,000	4,651,177
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,727,297
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,069,460
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,697,359
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,827,750
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,331,530
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,582,819
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	2,072,746
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,290,094
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	964,616
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	362,436
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	523,862
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	659,522
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,447,475
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,290,603
Peralta Community College District GO, 5.00%, 8/1/25	620,000	738,755
Peralta Community College District GO, 5.00%, 8/1/26	550,000	674,905

	Principal Amount	Value
Peralta Community College District GO, 5.00%, 8/1/27	$500,000	$629,450
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,566,400
Pomona Unified School District GO, 6.15%, 8/1/21, Prerefunded at 103% of Par (NATL)(1)	855,000	901,777
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,264,810
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(1)	4,000,000	4,128,240
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	2,919,623
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,001,406
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	809,323
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,332,604
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	1,410,000	1,446,251
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,242,700
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,543,062
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,533,512
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,597,498
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,381,680
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 3/1/21	355,000	355,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 3/1/21	800,000	800,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 0.01%, 3/1/21	420,000	420,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	802,494
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	849,430
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	794,860
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	1,196,184
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,942,210
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,038,146
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,705,537
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,074,459
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,166,120
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,278,000
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,052,440
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,213,291
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,151,260
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,264,043
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	1,000,000	1,147,260
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	884,325

	Principal Amount	Value
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	$1,075,000	$1,298,299
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,254,539
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,669,598
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,189,700
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,479,938
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,233,708
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,450,940
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,041,909
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,713,815
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/22	170,000	174,816
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	473,927
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	634,136
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	794,937
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	295,210
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	243,824
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	348,195
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	617,417
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	724,211
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	1,090,430
Sacramento County COP, 5.00%, 10/1/29 (AGM)	1,135,000	1,446,523
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,779,657
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,223,520
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,220,420
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,037,920
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/27	2,960,000	3,768,110
Sacramento County Sanitation Districts Financing Authority Rev., (Sacramento Regional County Sanitation District), 5.00%, 12/1/28	2,000,000	2,599,500
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 0.68%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	8,498,385
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,531,560
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	907,480
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,275,610
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,157,780
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,604,310
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,347,700
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,551,972

	Principal Amount	Value
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	$1,355,000	$1,545,865
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,201,060
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,694,352
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,194,510
San Bernardino Community College District GO, Capital Appreciation, VRN, 6.375%, 8/1/34	17,240,000	20,625,074
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,493,968
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,680,201
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,525,920
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,097,620
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,480,643
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	11,093,525
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,065,400
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(1)	3,000,000	3,346,590
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,644,667
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	802,420
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,222,610
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,035,904
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,215,370
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	848,890
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,210,670
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,394,676
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,564,488
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,235,840
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,331,680
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	5,963,404
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22(4)	7,500,000	7,819,050
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,231,540
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,835,735
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,133,349
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,616,669
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	12,215,700
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/21(1)	2,000,000	2,039,700
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(1)	2,000,000	2,137,240
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,247,550
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,068,440
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,116,060
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	277,558
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	553,130

	Principal Amount	Value
San Diego Unified Port District Rev., 5.00%, 9/1/26	$750,000	$824,475
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,638,582
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,769,850
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	988,046
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,219,934
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,056,380
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(1)	1,625,000	1,753,115
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,318,913
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,098,658
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,528,860
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,142,150
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	469,264
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	483,977
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	623,761
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	418,559
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	448,572
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,242,199
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	969,689
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,548,720
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,112,730
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,114,880
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,458,669
San Mateo Special Tax, 5.50%, 9/1/44	750,000	786,075
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,362,386
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,312,465
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,429,897
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	905,033
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,579,738
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,568,385
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,979,635

	Principal Amount	Value
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	$845,000	$1,087,464
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,066,968
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,568,618
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,245,910
Santa Clara Electric Rev., 5.00%, 7/1/21, Prerefunded at 100% of Par(1)	1,500,000	1,523,775
Santa Clara Valley Transportation Authority Rev., (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax), VRDN, 0.01%, 3/1/21 (SBBPA: TD Bank N.A.)	400,000	400,000
Santa Clara Valley Transportation Authority Rev., (Santa Clara Valley Transportation Authority 2000 Measure A Sales Tax), VRDN, 0.01%, 3/1/21 (SBBPA: TD Bank N.A.)	500,000	500,000
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,719,240
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,025,540
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,158,050
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,425,690
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,784,921
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,603,346
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,355,449
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,315,960
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	689,664
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,055,620
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,602,114
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,299,309
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,538,921
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	15,000	19,748
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	550,932
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	70,000	92,155
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,554,508
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	80,000	105,320
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,435,000	3,004,985
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,528,890
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,320,180
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,309,781

	Principal Amount	Value
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	$1,000,000	$1,190,620
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,403,521
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,656,856
South San Luis Obispo County Sanitation District COP, 2.00%, 9/1/25 (AGM)	2,240,000	2,320,506
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,824,730
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,051,766
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,020,230
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,746,282
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,704,514
State of California GO, 5.00%, 3/1/23	10,000,000	10,945,700
State of California GO, 5.00%, 11/1/24	1,000,000	1,121,540
State of California GO, 5.00%, 10/1/25	13,000,000	15,611,050
State of California GO, 5.00%, 11/1/25	6,500,000	7,826,130
State of California GO, 5.00%, 8/1/26	2,000,000	2,456,580
State of California GO, 1.05%, 12/1/26	2,025,000	2,033,323
State of California GO, 5.00%, 12/1/26	1,045,000	1,175,364
State of California GO, 5.00%, 2/1/27	10,000,000	10,890,800
State of California GO, 5.00%, 3/1/27	5,000,000	5,877,450
State of California GO, 4.00%, 11/1/27	2,000,000	2,405,980
State of California GO, 5.00%, 2/1/28	6,795,000	7,397,513
State of California GO, 5.00%, 11/1/29	2,625,000	2,938,819
State of California GO, 5.00%, 4/1/30	2,500,000	3,236,850
State of California GO, 5.00%, 4/1/31	1,350,000	1,739,758
State of California GO, 5.00%, 11/1/31	7,435,000	9,322,375
State of California GO, 5.00%, 4/1/32	3,000,000	3,847,560
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	6,919,750
State of California GO, 5.00%, 4/1/37	5,000,000	5,649,800
State of California GO, 5.00%, 4/1/38	3,500,000	4,393,690
State of California GO, Series 2004 A-1, (Kindergarten), VRDN, 0.01%, 3/1/21 (LOC: Citibank N.A.)	320,000	320,000
State of California GO, Series 2004 A-4, (Kindergarten), VRDN, 0.01%, 3/1/21 (LOC: Citibank N.A.)	11,300,000	11,300,000
State of California GO, Series 2004 B-1, (Kindergarten), VRDN, 0.01%, 3/1/21 (LOC: Citibank N.A.)	850,000	850,000
State of California GO, VRDN, 0.01%, 3/1/21 (LOC: Bank of Montreal)	400,000	400,000
State of California GO, VRDN, 0.01%, 3/1/21 (LOC: MUFG Union Bank N.A.)	2,410,000	2,410,000
State of California GO, VRN, 4.00%, 12/1/30	4,000,000	4,037,240
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,419,580
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21(1)	10,000,000	10,080,300
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22(1)	4,180,000	4,418,678
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,505,838
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,595,462

	Principal Amount	Value
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(1)	$1,500,000	$1,731,780
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(1)	750,000	865,890
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,254,503
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,586,462
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,710,788
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,142,100
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,254,730
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,249,070
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	458,357
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	989,980
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	711,199
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,783,200
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,124,468
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,141,437
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	623,525
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,425,351
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	932,994
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	911,333
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	527,437
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	292,625
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,299,470
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	498,840
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,839,135
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,917,828
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,683,491
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	487,213
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,386,414
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,578,602
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	1,025,856

	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	$1,440,000	$1,794,269
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	915,758
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	1,000,000	1,263,740
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	980,062
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	359,571
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	358,392
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	872,508
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	378,454
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,239,560
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	393,756
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	593,404
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	683,678
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	514,235
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	883,974
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,490,925
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	821,900
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,827,620
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	763,887
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,184,480
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,174,270
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,005,799
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,539,159
University of California Rev., 4.00%, 5/15/26	2,415,000	2,828,134
University of California Rev., 5.00%, 5/15/26	3,310,000	3,498,041
University of California Rev., VRDN, 0.01%, 3/1/21	1,700,000	1,700,000
University of California Rev., VRDN, 0.01%, 3/1/21	300,000	300,000
University of California Rev., VRDN, 0.02%, 3/1/21	600,000	600,000
University of California Rev., VRN, 5.00%, 5/15/48	5,000,000	5,510,100
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,257,814
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,808,134
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,734,747
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,080,960

	Principal Amount	Value
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	$2,000,000	$2,568,040
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,557,120
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	383,180
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	492,006
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	912,334
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,257,080
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,379,740
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,685,625
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	748,519
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	714,846
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,460,084
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,239,084
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	2,850,000	2,933,106
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,937,396
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,386,356
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(2)	2,210,000	1,811,515
		2,017,917,799
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	304,431
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	344,123
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	549,110
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	396,252
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	406,308
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	593,105
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,088,154
		3,681,483
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,902,298,896)		2,021,599,282
OTHER ASSETS AND LIABILITIES — 0.5%		9,438,784
TOTAL NET ASSETS — 100.0%		$2,031,038,066

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $40,756,900, which represented 2.0% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,902,298,896)	$2,021,599,282
Cash	40,113
Receivable for capital shares sold	1,324,092
Interest receivable	21,922,062
2,044,885,549

Liabilities
Payable for investments purchased	10,374,972
Payable for capital shares redeemed	2,201,356
Accrued management fees	540,839
Distribution and service fees payable	11,857
Dividends payable	718,459
13,847,483

Net Assets	$2,031,038,066

Net Assets Consist of:
Capital paid in	$1,912,405,985
Distributable earnings	118,632,081
$2,031,038,066

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$884,024,450	72,839,307	$12.14
I Class	$885,474,121	72,942,050	$12.14
Y Class	$230,717,679	19,005,012	$12.14
A Class	$20,789,084	1,712,181	$12.14*
C Class	$10,032,732	826,031	$12.15
*Maximum offering price $12.71 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$26,568,344

Expenses:
Management fees	3,449,935
Distribution and service fees:
A Class	25,575
C Class	53,063
Trustees' fees and expenses	66,580
3,595,153

Net investment income (loss)	22,973,191

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,021,890
Change in net unrealized appreciation (depreciation) on investments	(9,524,346)

Net realized and unrealized gain (loss)	(6,502,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,470,735

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2020
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020
Operations
Net investment income (loss)	$22,973,191	$46,439,084
Net realized gain (loss)	3,021,890	(2,381,069)
Change in net unrealized appreciation (depreciation)	(9,524,346)	(9,056,268)
Net increase (decrease) in net assets resulting from operations	16,470,735	35,001,747

Distributions to Shareholders
From earnings:
Investor Class	(9,701,019)	(26,421,416)
I Class	(10,155,490)	(20,159,657)
Y Class	(2,853,536)	(1,975,018)
A Class	(199,615)	(432,114)
C Class	(63,667)	(192,153)
Decrease in net assets from distributions	(22,973,327)	(49,180,358)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	27,240,958	84,053,317

Net increase (decrease) in net assets	20,738,366	69,874,706

Net Assets
Beginning of period	2,010,299,700	1,940,424,994
End of period	$2,031,038,066	$2,010,299,700

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1.Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2.Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3.Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $25,055,000 and $15,165,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2021 were $296,925,238 and $263,604,353, respectively.

5.Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2021		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,326,530	$52,875,686	18,190,546	$219,851,997
Issued in reinvestment of distributions	665,623	8,121,448	1,592,022	19,237,974
Redeemed	(5,067,188)	(61,871,565)	(41,615,838)	(495,626,417)
	(75,035)	(874,431)	(21,833,270)	(256,536,446)
I Class
Sold	10,385,062	127,077,494	24,061,902	289,763,690
Issued in reinvestment of distributions	815,626	9,954,977	1,650,730	19,951,982
Redeemed	(7,141,837)	(87,105,933)	(16,842,041)	(200,511,428)
	4,058,851	49,926,538	8,870,591	109,204,244
Y Class
Sold	1,609,557	19,654,130	20,917,830	248,732,941
Issued in reinvestment of distributions	15,957	194,799	28,593	345,500
Redeemed	(3,326,578)	(40,536,095)	(1,158,240)	(13,943,525)
	(1,701,064)	(20,687,166)	19,788,183	235,134,916
A Class
Sold	190,546	2,330,372	413,103	4,954,622
Issued in reinvestment of distributions	15,498	189,163	34,738	419,980
Redeemed	(177,886)	(2,169,080)	(530,296)	(6,304,465)
	28,158	350,455	(82,455)	(929,863)
C Class
Sold	47,991	585,074	129,702	1,574,469
Issued in reinvestment of distributions	5,054	61,720	14,138	170,986
Redeemed	(173,632)	(2,121,232)	(378,224)	(4,564,989)
	(120,587)	(1,474,438)	(234,384)	(2,819,534)
Net increase (decrease)	2,190,323	$27,240,958	6,508,665	$84,053,317

6.Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7.Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8.Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,902,310,808
Gross tax appreciation of investments	$121,645,864
Gross tax depreciation of investments	(2,357,390)
Net tax appreciation (depreciation) of investments	$119,288,474

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2020, the fund had post-October capital loss deferrals of $(3,677,010), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$12.17	0.13	(0.03)	0.10	(0.13)	—	(0.13)	$12.14	0.85%	0.46%(4)	2.20%(4)	13%	$884,024
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
2016	$11.85	0.28	0.39	0.67	(0.28)	—	(0.28)	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
I Class
2021(3)	$12.17	0.15	(0.03)	0.12	(0.15)	—	(0.15)	$12.14	0.95%	0.26%(4)	2.40%(4)	13%	$885,474
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363
2016	$11.85	0.31	0.39	0.70	(0.31)	—	(0.31)	$12.24	5.95%	0.27%	2.54%	23%	$298,010
Y Class
2021(3)	$12.18	0.15	(0.04)	0.11	(0.15)	—	(0.15)	$12.14	0.96%	0.23%(4)	2.43%(4)	13%	$230,718
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(5)	$11.78	0.12	0.23	0.35	(0.13)	—	(0.13)	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(6)	$6,233

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$12.18	0.12	(0.04)	0.08	(0.12)	—	(0.12)	$12.14	0.64%	0.71%(4)	1.95%(4)	13%	$20,789
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
2016	$11.85	0.25	0.39	0.64	(0.25)	—	(0.25)	$12.24	5.47%	0.72%	2.09%	23%	$47,126
C Class
2021(3)	$12.18	0.07	(0.03)	0.04	(0.07)	—	(0.07)	$12.15	0.35%	1.46%(4)	1.20%(4)	13%	$10,033
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929
2016	$11.86	0.16	0.38	0.54	(0.16)	—	(0.16)	$12.24	4.60%	1.47%	1.34%	23%	$21,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through August 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 2104

Semiannual Report

February 28, 2021

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended February 28, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stimulus, Vaccines Sparked Optimism, Higher Yields

Investor sentiment generally remained upbeat during the period, despite periodic upswings in virus cases, lockdowns in some states and uncertainty surrounding the U.S. political climate. Ongoing support from the Federal Reserve and U.S. government helped maintain investor confidence in the financial markets and strengthen the economic backdrop.
Improving data on U.S. manufacturing, employment and housing, along with positive vaccine developments and a late-2020 federal coronavirus aid package, helped sustain the risk-on rally. Furthermore, political clarity emerged following the January U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and boosted the likelihood of additional federal aid, including support for states, and higher taxes—policies generally supportive of municipal bonds (munis).

The ongoing economic gains combined with massive monetary and fiscal support drove inflation expectations and U.S. Treasury yields higher. Muni yields also rose but at a slower pace than comparable-maturity Treasuries. Against this backdrop, munis delivered modest gains for the six-month period and significantly outperformed Treasuries, which declined. Returns for California munis were up slightly but underperformed national munis. Overall, riskier assets significantly outperformed, and high-yield munis delivered much stronger returns than their investment-grade counterparts.

A Return to Normalcy in Sight

The return to pre-pandemic life appears to be on the horizon thanks to declining COVID-19 cases and expanding vaccine distribution programs. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. Nevertheless, until the vaccine is more widely available, investors still may face the effects of virus-related restrictions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2021
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.40)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	21 days
Weighted Average Life	35 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	81%
31-90 days	14%
91-180 days	5%
More than 180 days	—
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Expenses Paid During Period(1) 9/1/20 - 2/28/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.00	$0.69	0.14%
Hypothetical
Investor Class	$1,000	$1,024.10	$0.70	0.14%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

FEBRUARY 28, 2021 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.9%
California — 99.9%
ABAG Finance Authority for Nonprofit Corporations Rev., (Sharp Healthcare Obligated Group), VRDN, 0.02%, 3/4/21 (LOC: Citibank N.A.)	$1,065,000	$1,065,000
California Educational Facilities Authority Rev., 0.21%, 3/3/21	1,000,000	1,000,000
California Educational Facilities Authority Rev., 0.15%, 4/6/21	2,000,000	2,000,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.06%, 3/4/21 (LOC: Bank of Stockton and FHLB)	2,495,000	2,495,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.06%, 3/4/21 (LOC: First Republic Bank and FHLB)	5,180,000	5,180,000
California Health Facilities Financing Authority Rev., 0.26%, 5/6/21	2,000,000	2,000,000
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 0.02%, 3/4/21 (LOC: Bank of Montreal)	450,000	450,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.07%, 3/4/21 (LOC: Wells Fargo Bank N.A.)	4,220,000	4,220,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.07%, 3/4/21 (LOC: Wells Fargo Bank N.A.)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 0.04%, 3/4/21 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,685,000	1,685,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 0.07%, 3/4/21 (LOC: Bank of the West)	700,000	700,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.08%, 3/4/21 (LOC: Union Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.02%, 3/1/21	1,150,000	1,150,000
California Statewide Communities Development Authority Rev., 0.18%, 3/3/21	2,500,000	2,500,000
California Statewide Communities Development Authority Rev., 0.25%, 5/13/21	3,500,000	3,500,000
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 0.02%, 3/1/21	600,000	600,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 0.03%, 3/4/21 (LOC: Wells Fargo Bank N.A.)	600,000	600,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 0.08%, 3/4/21 (LOC: East West Bank, Zions Bank and FHLB)	6,150,000	6,150,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 0.02%, 3/4/21 (LOC: Wells Fargo Bank N.A.)	370,000	370,000
Elsinore Valley Municipal Water District COP, VRDN, 0.03%, 3/4/21 (LOC: Union Bank N.A.)	280,000	280,000
Irvine Ranch Water District Special Assessment, VRN, 0.06%, (MUNIPSA plus 0.03%), 10/1/37	5,000,000	5,000,000
Los Angeles Community Redevelopment Agency Rev., (Promenade Towers Ltd.), VRDN, 0.04%, 3/4/21 (LIQ FAC: FHLMC)	600,000	600,000
Los Angeles County Rev., 0.10%, 3/2/21 (LOC: Barclays Bank plc)	4,000,000	4,000,000
Los Angeles County Rev., 4.00%, 6/30/21	1,000,000	1,012,291
6

	Principal Amount	Value
Los Angeles County Capital Asset Leasing Corp. Rev., 0.11%, 3/9/21 (LOC: State Street Bank & Trust Co.)	$1,000,000	$1,000,000
Los Angeles County Metropolitan Transportation Authority Rev., 0.14%, 3/4/21 (LOC: State Street Bank & Trust Co.)	1,500,000	1,500,000
Metropolitan Water District of Southern California Rev., VRN, 0.28%, (MUNIPSA plus 0.25%), 7/1/37	1,000,000	1,000,606
Metropolitan Water District of Southern California Rev., VRN, 0.28%, (MUNIPSA plus 0.25%), 7/1/47	4,000,000	4,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.09%, 3/4/21 (LIQ FAC: Mizuho Capital Markets LLC)(GA: FHLMC)(1)	5,000,000	5,000,000
Modesto Public Financing Authority Rev., (Modesto), VRDN, 0.03%, 3/4/21 (LOC: Bank of the West)	500,000	500,000
Municipal Improvement Corp. of Los Angeles Rev., 0.14%, 6/22/21 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 0.13%, 3/4/21 (LOC: Bank of the Sierra and FHLB)	4,190,000	4,190,000
Riverside County Asset Leasing Corp. Rev., (Riverside County), VRDN, 0.03%, 3/4/21 (AGC)(LOC: Wells Fargo Bank N.A.)	1,475,000	1,475,000
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 0.03%, 3/4/21 (LOC: FNMA)(LIQ FAC: FNMA)	650,000	650,000
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 0.03%, 3/4/21 (LOC: FNMA)(LIQ FAC: FNMA)	275,000	275,000
San Diego County Water Authority, 0.11%, 3/18/21	2,500,000	2,500,000
San Francisco City & County Rev., (Related / Mariposa Development Co. LP), VRDN, 0.02%, 3/4/21 (LOC: Bank of America N.A.)	1,300,000	1,300,000
San Francisco City & County Rev., (Related / Mariposa Development Co. LP), VRDN, 0.02%, 3/4/21 (LOC: Bank of America N.A.)	4,050,000	4,050,000
San Francisco City & County Public Utilities Commission Rev., 0.14%, 5/12/21 (LOC: Bank of America N.A.)	3,180,000	3,180,000
San Francisco City & County Public Utilities Commission Power Rev., 0.12%, 4/7/21 (LOC: Bank of America N.A.)	3,002,000	3,002,000
San Francisco City & County Redevelopment Agency Successor Agency Rev., (Mercy Terrace LLC), VRDN, 0.02%, 3/4/21 (LOC: FNMA)(LIQ FAC: FNMA)	300,000	300,000
State of California GO, 0.10%, 3/2/21 (LOC: Royal Bank of Canada)	1,200,000	1,200,000
State of California GO, 0.09%, 5/12/21 (LOC: Royal Bank of Canada)	4,500,000	4,500,000
State of California GO, VRDN, 0.04%, 3/4/21 (LOC: Sumitomo Mitsui Banking)	400,000	400,000
State of California Department of Water Resources Rev., 0.10%, 3/3/21	5,345,000	5,345,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.06%, 3/4/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.05%, 3/4/21 (LIQ FAC: Citibank N.A.)(1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.05%, 3/4/21 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.05%, 3/4/21 (LIQ FAC: Barclays Bank plc)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.06%, 3/4/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.08%, 3/4/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Town of Hillsborough COP, VRDN, 0.02%, 3/4/21 (SBBPA: Bank of the West)	500,000	500,000
University of California Rev., VRDN, 0.03%, 3/1/21	200,000	200,000
7

	Principal Amount	Value
University of California Rev., VRDN, 0.02%, 3/1/21	$1,800,000	$1,800,000
Victorville Joint Powers Finance Authority Rev., VRDN, 0.07%, 3/4/21 (LOC: BNP Paribas)	11,335,000	11,335,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.07%, 3/4/21 (LOC: Bank of the West)	4,730,000	4,730,000
TOTAL INVESTMENT SECURITIES — 99.9%		130,594,897
OTHER ASSETS AND LIABILITIES — 0.1%		78,486
TOTAL NET ASSETS — 100.0%		$130,673,383

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $20,770,000, which represented 15.9% of total net assets.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

FEBRUARY 28, 2021 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$130,594,897
Cash	43,430
Receivable for investments sold	50,000
Receivable for capital shares sold	98,474
Interest receivable	46,818
130,833,619

Liabilities
Payable for capital shares redeemed	151,851
Accrued management fees	8,385
160,236

Net Assets	$130,673,383

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	130,673,377

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$130,673,383

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$94,707

Expenses:
Management fees	311,710
Trustees' fees and expenses	4,274
Other expenses	151
316,135
Fees waived	(227,831)
88,304

Net investment income (loss)	6,403

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,403

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2020
Increase (Decrease) in Net Assets	February 28, 2021	August 31, 2020
Operations
Net investment income (loss)	$6,403	$845,923

Distributions to Shareholders
From earnings	(6,403)	(845,923)

Capital Share Transactions
Proceeds from shares sold	24,496,516	63,402,452
Proceeds from reinvestment of distributions	6,280	829,998
Payments for shares redeemed	(28,081,551)	(92,002,702)
Net increase (decrease) in net assets from capital share transactions	(3,578,755)	(27,770,252)

Net increase (decrease) in net assets	(3,578,755)	(27,770,252)

Net Assets
Beginning of period	134,252,138	162,022,390
End of period	$130,673,383	$134,252,138

Transactions in Shares of the Fund
Sold	24,496,516	63,402,452
Issued in reinvestment of distributions	6,280	829,998
Redeemed	(28,081,551)	(92,002,702)
Net increase (decrease) in shares of the fund	(3,578,755)	(27,770,252)

See Notes to Financial Statements.
11

Notes to Financial Statements

FEBRUARY 28, 2021 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

12

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 28, 2021 was 0.49% before waiver and 0.13% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,100,000 and $8,150,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2021(2)	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.00%	0.14%(4)	0.50%(4)	0.01%(4)	(0.35)%(4)	$130,673
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended February 28, 2021 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP.  The fund’s Form N-MFP reports are available on it’s website at americancentury.com and on the SEC’s website at sec.gov.  The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

15

Notes

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 2104

(b)    None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)    The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)    Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)    A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	April 27, 2021

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2021